RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BP Employee Savings Plan (Plan No. 001)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as stated in the financial statements	$ 9,080,058	$ 8,279,147
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(7,396)	(15,484)
Net assets available for benefits as stated in the Form 5500	9,072,662	8,263,663
BP Partnership Savings Plan (Plan No. 051)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as stated in the financial statements	43,638	36,704
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(28)	(66)
Net assets available for benefits as stated in the Form 5500	43,610	36,638
BP DirectSave Plan (Plan No. 052)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as stated in the financial statements	40,197	37,965
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(31)	(60)
Net assets available for benefits as stated in the Form 5500	40,166	37,905
BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as stated in the financial statements	444,871	366,524
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(120)	(201)
Net assets available for benefits as stated in the Form 5500	444,751	366,323
Archaea Employee Savings Plan (Plan No. 101)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as stated in the financial statements	48,382	34,568
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(27)	(68)
Net assets available for benefits as stated in the Form 5500	$ 48,355	$ 34,500